Cover Page	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	FASTLY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38897
Entity Tax Identification Number	27-5411834
Entity Address, Address Line One	475 Brannan Street, Suite 300
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	844
Local Phone Number	432-7859
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00002 par value
Trading Symbol	FSLY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001517413
Amendment Flag	false